Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
CTIVP® – Victory Sycamore Established Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Victory Sycamore Established Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, consumer staples and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An overweight to the industrials sector, and an underweight to the communication services sector, buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Flex Ltd., a manufacturing services company; U.S. Foods Holding Corp., a foodservice distributor; Ralph Lauren Corp., a designer, marketer, and distributor of luxury lifestyle products; Baker Hughes Co., a holding company, which engages in the provision of oilfield products, services, and digital solutions; and Leidos Holdings, Inc., a provider of services and solutions in the defense, intelligence, civil and health markets, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, energy and real estate sectors detracted from the Fund’s relative results during the annual period.
Allocations
| An overweight to the materials sector, and underweights to the utilities and financials sectors, detracted from relative performance during the period.
Individual holdings
| Fund positions in ICON PLC, an Ireland-based outsourced development services provider to the pharmaceutical and medical device industries; AGCO Corp., a manufacturer and distributor of agricultural equipment and related replacement parts; Chord Energy Corp., which engages in exploration and production of crude oil and natural gas; Aptiv PLC, which designs, develops and manufactures software and hardware solutions; and Westlake Corp., a global diversified industrial company, which engages in the manufacturing and supplying of essential products, were top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	9.90	10.86	10.48
Russell Midcap® Value Index	13.07	8.59	8.10
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 450,694,229
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,559,845
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 450,694,229
Total number of portfolio holdings	75
Management services fees (represents 0.77% of Fund average net assets)	$ 3,559,845
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Alliant Energy Corp.	2.4%
Willis Towers Watson PLC	2.4%
U.S. Foods Holding Corp.	2.3%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Hartford Financial Services Group, Inc. (The)	1.9%
Crown Holdings, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
BJ's Wholesale Club Holdings, Inc.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Alliant Energy Corp.	2.4%
Willis Towers Watson PLC	2.4%
U.S. Foods Holding Corp.	2.3%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Hartford Financial Services Group, Inc. (The)	1.9%
Crown Holdings, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
BJ's Wholesale Club Holdings, Inc.	1.8%

CTIVP® – Victory Sycamore Established Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Victory Sycamore Established Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, consumer staples and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An overweight to the industrials sector, and an underweight to the communication services sector, buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Flex Ltd., a manufacturing services company; U.S. Foods Holding Corp., a foodservice distributor; Ralph Lauren Corp., a designer, marketer, and distributor of luxury lifestyle products; Baker Hughes Co., a holding company, which engages in the provision of oilfield products, services, and digital solutions; and Leidos Holdings, Inc., a provider of services and solutions in the defense, intelligence, civil and health markets, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, energy and real estate sectors detracted from the Fund’s relative results during the annual period.
Allocations
| An overweight to the materials sector, and underweights to the utilities and financials sectors, detracted from relative performance during the period.
Individual holdings
| Fund positions in ICON PLC, an Ireland-based outsourced development services provider to the pharmaceutical and medical device industries; AGCO Corp., a manufacturer and distributor of agricultural equipment and related replacement parts; Chord Energy Corp., which engages in exploration and production of crude oil and natural gas; Aptiv PLC, which designs, develops and manufactures software and hardware solutions; and Westlake Corp., a global diversified industrial company, which engages in the manufacturing and supplying of essential products, were top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	9.62	10.59	10.21
Russell Midcap® Value Index	13.07	8.59	8.10
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 450,694,229
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,559,845
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 450,694,229
Total number of portfolio holdings	75
Management services fees (represents 0.77% of Fund average net assets)	$ 3,559,845
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Alliant Energy Corp.	2.4%
Willis Towers Watson PLC	2.4%
U.S. Foods Holding Corp.	2.3%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Hartford Financial Services Group, Inc. (The)	1.9%
Crown Holdings, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
BJ's Wholesale Club Holdings, Inc.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Alliant Energy Corp.	2.4%
Willis Towers Watson PLC	2.4%
U.S. Foods Holding Corp.	2.3%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Hartford Financial Services Group, Inc. (The)	1.9%
Crown Holdings, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
BJ's Wholesale Club Holdings, Inc.	1.8%

CTIVP® – Victory Sycamore Established Value Fund - Class 3
Shareholder Report [Line Items]
Fund Name	CTIVP® – Victory Sycamore Established Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the F und c osts for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, consumer staples and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An overweight to the industrials sector, and an underweight to the communication services sector, buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Flex Ltd., a manufacturing services company; U.S. Foods Holding Corp., a foodservice distributor; Ralph Lauren Corp., a designer, marketer, and distributor of luxury lifestyle products; Baker Hughes Co., a holding company, which engages in the provision of oilfield products, services, and digital solutions; and Leidos Holdings, Inc., a provider of services and solutions in the defense, intelligence, civil and health markets, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, energy and real estate sectors detracted from the Fund’s relative results during the annual period.
Allocations
| An overweight to the materials sector, and underweights to the utilities and financials sectors, detracted from relative performance during the period.
Individual holdings
| Fund positions in ICON PLC, an Ireland-based outsourced development services provider to the pharmaceutical and medical device industries; AGCO Corp., a manufacturer and distributor of agricultural equipment and related replacement parts; Chord Energy Corp., which engages in exploration and production of crude oil and natural gas; Aptiv PLC, which designs, develops and manufactures software and hardware solutions; and Westlake Corp., a global diversified industrial company, which engages in the manufacturing and supplying of essential products, were top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	9.77	10.72	10.35
Russell Midcap® Value Index	13.07	8.59	8.10
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 450,694,229
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,559,845
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund St
atist
ics
Fund net assets	$ 450,694,229
Total number of portfolio holdings	75
Management services fees (represents 0.77% of Fund average net assets)	$ 3,559,845
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Alliant Energy Corp.	2.4%
Willis Towers Watson PLC	2.4%
U.S. Foods Holding Corp.	2.3%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Hartford Financial Services Group, Inc. (The)	1.9%
Crown Holdings, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
BJ's Wholesale Club Holdings, Inc.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Alliant Energy Corp.	2.4%
Willis Towers Watson PLC	2.4%
U.S. Foods Holding Corp.	2.3%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Hartford Financial Services Group, Inc. (The)	1.9%
Crown Holdings, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
BJ's Wholesale Club Holdings, Inc.	1.8%